CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		206 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (15,196,129)	$ (17,140,208)	$ (141,026,787)
Items not affecting cash:
Depreciation	150,654	196,221	1,427,067
Stock-based compensation	1,207,878	991,161	22,753,760
Fair value adjustment of asset backed commercial paper	0	0	2,332,531
Escrow shares compensation	0	0	2,001,832
Mineral property interest paid in stock and warrants	0	0	4,052,698
Loss from equity investee	1,012,156	2,397,085	4,930,785
Interest expense	229,359	151,952	454,318
Deferred income tax expense (recovery)	329,770	(4,981,884)	(5,197,526)
Gain on sale of mineral property interest	(104,914)	(1,574,523)	(1,679,437)
Impairment of mineral property interests	486,746	531,005	1,017,751
Gain on sale of investments	0	(3,326,275)	(3,326,275)
Other items not affecting cash	(111,618)	(111,807)	(66,201)
Changes in assets and liabilities:
Receivables	209,098	(126,216)	(120,955)
Prepaid expenses	197,321	165,271	(653,240)
Other assets	22,913	0	22,913
Accounts payable and accrued liabilities	(1,235,090)	438,197	277,404
Net cash used in operating activities	(12,801,856)	(22,390,021)	(112,799,362)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of capital stock	1,628,583	14,683,949	131,003,994
Share issue costs	(108,058)	(1,065,065)	(4,866,271)
Net cash provided by financing activities	1,520,525	13,618,884	126,137,723
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired on acquisition	0	0	837,263
Mineral property interest	(3,910,000)	(777,517)	(4,904,610)
Reclamation deposits	(207,962)	(62,127)	(419,150)
Short term investments	5,076,271	(5,076,271)	0
Purchase of asset backed commercial paper	0	0	(4,031,122)
Acquisition of PacMag Metals Limited	0	0	(7,465,495)
Acquisition of equipment	(35,893)	(223,176)	(2,123,612)
Proceeds from sale of mineral property interest	104,914	1,491,391	1,596,305
Proceeds from sale of investments	0	5,734,895	5,734,895
Net cash provided by (used in) investing activities	1,027,330	1,087,195	(10,775,526)
Effect of foreign currency translation on cash and cash equivalents	(2,689)	899,971	1,692,673
Change in cash and cash equivalents during the period	(10,256,690)	(6,783,971)	4,255,508
Cash and cash equivalents, beginning of period	14,512,198	21,296,169	0
Cash and cash equivalents, end of period	4,255,508	14,512,198	4,255,508
Cash paid for interest during the period	0	0	0
Cash paid for income taxes during the period	$ 0	$ 0	$ 0